SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	Dec. 31, 2017 USD ($)
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Equity	$ (79,872)
Accounts receivable	(11,973)
Inventory	6,311
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	280
Accounts receivable	368
Inventory	258
Increase (decrease) due to application of IFRS 15 [member] | Private Equity
Disclosure of initial application of standards or interpretations [line items]
Equity	265
Work in progress liability	120
Accounts receivable	125
Increase (decrease) due to application of IFRS 15 [member] | Residential
Disclosure of initial application of standards or interpretations [line items]
Equity	15
Deferred revenue	90
Accounts receivable	190
Inventory	$ 250